Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 394	$ 129
Cost of services	(1,235)	(1,191)
Gross loss	(841)	(1,062)
Operating expenses:
Research and development	(8,634)	(8,237)
Sales and marketing	(5,213)	(8,108)
General and administrative	(2,540)	(2,852)
Total operating expenses	(16,387)	(19,197)
Operating loss	(17,228)	(20,259)
Financial income (expenses), net	(2,737)	1,226
Loss before income tax expense	(19,965)	(19,033)
Income tax expense	(76)	(75)
Net loss	$ (20,041)	$ (19,108)
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (0.65)	$ (0.64)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	30,668,412	29,801,064
Pro forma net loss per share attributable to ordinary shareholders, basic and diluted (unaudited)	$ (0.21)	$ (0.22)
Weighted-average shares used in computing pro forma net loss per share attributable to ordinary shareholders, basic and diluted (unaudited)	94,018,974	87,998,558